Annual Fund Operating Expenses - Class S - Thrivent High Income Municipal Bond Fund - Class S	Feb. 28, 2021
Operating Expenses:
Management Fees	0.50%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	1.12%
Total Annual Fund Operating Expenses	1.62%
Less Fee Waivers and/or Expense Reimbursements	1.02%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.60%